Financial expense, net	6 Months Ended
Jun. 30, 2024
Financial expense, net [Abstract]
Financial expense, net
Note 20. - Financial expense, net
The following table sets forth financial income and expenses for the six-month periods ended June 30, 2024 and 2023:
	For the six-month period ended June 30,
	2024	2023
Financial income	($ in thousands)
Interest income on deposits and current accounts	9,672	9,025
Interest income from loans and credits	1,526	1,321
Interest rates gains on derivatives: cash flow hedges	118	244
Total	11,316	10,590

	For the six-month period ended June 30,
	2024	2023
Financial expense	($ in thousands)
Interest on loans and notes	(175,857)	(172,876)
Interest rates gains on derivatives: cash flow hedges	12,223	9,931
Total	(163,634)	(162,945)

Interest expense on loans and notes primarily include interest on corporate and project debt.
Gains from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial income when the hedged item impacts the consolidated profit or loss statement.

Net exchange differences
Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company.
Other financial expense, net

The following table sets out Other financial income and expenses for the six-month periods ended June 30, 2024, and 2023:
	For the six-month period ended June 30,
	2024	2023
	($ in thousands)
Other financial income	1,637	6,244
Other financial losses	(12,657)	(13,187)
Total	(11,020)	(6,943)

Other financial income in the six-month period ended June 30, 2024 include an income for non-monetary change to the fair value of derivatives of Kaxu for which hedge accounting is not applied for $0.1 million and $0.8 million of income further to the change in the fair value of the conversion option of the Green Exchangeable Notes (Note 15) in the period ($1.0 million and $2.4 million of income respectively in the six-month period ended June 30, 2023).

Other financial losses primarily include non-monetary interest expenses for updating the present value of provisions and other long-term liabilities reflecting passage of time, guarantees and letters of credit and other bank fees.